Net Income Per Common Share ("EPS") - Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Abstract]
Income (Numerator): Net income	$ 2,169	$ 2,829	$ 1,786	$ 2,987	$ 2,586	$ 1,925	$ 1,744	$ 1,177	$ 1,660	$ 5,092	$ 5,573	$ 10,188	$ 6,506	$ 5,078
Income (Numerator): Basic earnings per share, income available to common stockholders	2,169			2,987						5,092	5,573	10,188	6,506	5,078
Income (Numerator): Diluted earnings per share	$ 2,169			$ 2,987						$ 5,092	$ 5,573	$ 10,188	$ 6,506	$ 5,078
Shares (Denominator): Basic earnings per share, income available to common stockholders	67,042	65,796	65,684	65,767	65,936					67,009	65,851	65,796	66,152	66,495
Shares (Denominator): Stock options	13									176		40
Shares (Denominator): Diluted earnings per share	67,055	66,228	65,782	65,767	65,936					67,185	65,851	65,836	66,152	66,495
Per Share Amount: Basic earnings per share, income available to common stockholders	$ 0.03	$ 0.04	$ 0.03	$ 0.05	$ 0.04					$ 0.08	$ 0.08	$ 0.16	$ 0.10	$ 0.08
Per Share Amount: Diluted earnings per share	$ 0.03	$ 0.04	$ 0.03	$ 0.05	$ 0.04					$ 0.08	$ 0.08	$ 0.16	$ 0.10	$ 0.08